Oceanstone Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVES/GOALS
Oceanstone Fund (the Fund) seeks to obtain capital appreciation.
FEE TABLE
The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Shareholder Fees (USD $)		Oceanstone Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Maximum sales charge (load) on reinvested distributions		none
Redemption fee	[1]	none
Express mail redemption fee		25.00
[1]	Wire Transfer Redemption Fee

Annual Fund Operating Expenses (expenses deducted from the Fund):
Annual Fund Operating Expenses	Oceanstone Fund
Management fee	1.80%
Distribution (12b-1) fee	none
Other expenses	none
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	1.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be lower or higher, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Oceanstone Fund	187	579	997	2,176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2011, the Fund’s portfolio turnover rate was 145.78% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Fund invests only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both Global and Capital Markets), including American Depositary Receipts (ADRs) of foreign issuers, that the Fund's investment adviser believes are undervalued. The Fund will invest in small, medium, and large capitalization stocks and may engage in active and frequent trading of its portfolio securities.
Principal Investment Risks

Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks. These risks include:

• Market Risk: The price declines of common stocks may be steep, sudden, and prolonged.

• Risk of Small Capitalization Companies: The Fund may hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have less liquidity and greater volatility in market price than medium and large capitalization stocks.

• Risk of Medium Capitalization Companies: The Fund may also hold a large number of medium capitalization stocks in its portfolio. Generally, medium capitalization stocks have less liquidity and greater volatility in market price than large capitalization stocks.

• Management Risk: When purchasing common stock of a company, the Adviser may be wrong in its judgment of the Company’s future earnings prospects.

• Non-Diversification Risk: The Fund may invest a higher percentage of its assets in fewer stocks than an average stock mutual fund does, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

• Portfolio Turnover Risk: The Fund's short-term capital gains from the trading activities of its portfolio stocks are distributed to shareholders and taxed as ordinary income under Federal income tax laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

• Risk From the Investment Adviser’s Lack of Experience in Advising Mutual Funds: Oceanstone Capital Management, Inc., the Fund’s investment adviser (the Adviser), was incorporated in May of 2006 and has no prior experience in advising mutual funds. Consequently, the Fund may not be able to achieve its investment objective due to this lack of experience.

• Foreign Risk: Even though the Fund invests mainly in the common stocks of American corporations, the Fund may from time to time invest in the American Depositary Receipts (ADRs) of foreign issuers. Consequently, the Fund may be subject to risks associated with investing in ADRs.

Bar Chart and Table

The bar chart below shows the Fund’s total return for 2007, 2008, 2009 and 2010 calendar years, together with the best and worst quarters during 2007, 2008, 2009 and 2010 calendar years. The accompanying table compares the Fund’s performance to that of a broad-based market index. The bar chart and accompanying table provide some indication of the risks of investing in the Fund.  All presentations assume reinvestment of dividends and distributions.  As with all other mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance data current to the most recent month ended, please call 1-800-988-6290.

During 2007, 2008, 2009 and 2010 calendar years, the highest return for a quarter was 134.14% (quarter ended June 30, 2009)  and the lowest return for a quarter was -10.60% (quarter ended June 30, 2010).

The Fund’s total return for the period from January 1, 2011 through September 30, 2011 was -8.11%.

Average Annual Total Return for the Periods ended 12/31/2010
Average Annual Total Returns	1 Year	Since Inception
Oceanstone Fund - Comparison Index - S&P 500 Index (reflects no deduction for expenses or taxes)	15.06%	(0.02%)
Oceanstone Fund	30.55%	49.50%
Oceanstone Fund Return After Taxes on Distributions	26.16%	44.09%
Oceanstone Fund Return After Taxes on Distributions and Sale of Fund Shares	21.10%	41.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate for each taxable component and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.